Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Schedule of Inventories

Inventories as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Raw materials	697,467	802,067
Finished goods	1,953,490	1,987,378
	2,650,957	2,789,445